Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Shareholders' Equity
Note 12 - Shareholders' Equity
Authorized
As at December 31, 2023, the authorized share capital of the Company was an unlimited number of common shares without par value.
Common Shares
During the year ended December 31, 2023, the Company:
•Issued 1,314,000 common shares for gross proceeds of $1,283 pursuant to the exercise of stock options.
•Issued 255,850 common shares with a value of $1,001 pursuant to a restricted share unit plan with executives and management of the Company.
During the year ended December 31, 2022, the Company:
•Issued 211,795 common shares valued at $477 related to the Oijärvi acquisition agreement.
•Issued 3,812,121 units pursuant to a private placement for gross proceeds of $10,000. Each unit consisted of one common share of the Company and one warrant which entitles the holder to purchase one common share of the Company for a period of 5 years at an exercise price of C$4.45. Using the residual value method with respect to the measurement of shares and warrants issued as private placement units, $1,330 was allocated to the value of the warrant component. In consideration for arranging the private placement, the Company paid share issue costs of $39 in cash.
•Issued 1,110,000 common shares for gross proceeds of $1,037 pursuant to the exercise of stock options.
•Issued 171,063 common shares with a value of $402 pursuant to a restricted share unit plan with executives and management of the Company.
Stock Options
The Company adopted a stock option plan (the "Plan") pursuant to the policies of the TSX-V. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time. The vesting terms are determined at the time of the grant, subject to the terms of the plan.
Note 12 - Shareholders' Equity (continued)
During the years ended December 31, 2023 and 2022, the change in stock options outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)
Balance as at December 31, 2021	7,108,500	$2.33
Granted	1,970,500	2.55
Exercised	(1,110,000)	1.22
Forfeited	(120,000)	3.07
Balance as at December 31, 2022	7,849,000	$2.53
Granted	1,464,000	2.55
Exercised	(1,314,000)	1.31
Forfeited	(164,500)	3.29
Balance as at December 31, 2023	7,834,500	$2.72
The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2023:

Date Granted	Number of Options	Exercisable	Exercise Price (C$)	Expiry Date
June 6, 2019	1,315,000	1,315,000	1.70	June 6, 2024
November 18, 2019	30,000	30,000	1.80	November 18, 2024
January 21, 2020	60,000	60,000	2.22	January 21, 2025
April 22, 2020	20,000	20,000	2.50	April 22, 2025
June 10, 2020	1,387,500	1,387,500	2.62	June 10, 2025
October 5, 2020	19,000	19,000	3.50	October 5, 2025
May 6, 2021	1,147,500	1,147,500	4.11	May 6, 2026
May 12, 2021	15,000	15,000	4.28	May 12, 2026
August 19, 2021	500,000	500,000	3.66	August 19, 2026
September 8, 2021	10,000	10,000	3.51	September 8, 2026
April 29, 2022*	1,755,500	1,755,500	2.56	April 29, 2027
July 5, 2022	100,000	100,000	2.45	July 5, 2027
July 20, 2022	11,000	11,000	2.45	July 20, 2027
September 11, 2023*	1,464,000	1,440,000	2.55	September 11, 2028

Balance as at December 31, 2023	7,834,500	7,810,500
*Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.
The weighted average remaining useful life of exercisable stock options is 2.54 years (December 31, 2022 - 2.64 years).
Note 12 - Shareholders' Equity (continued)
The weighted average fair value of the stock options granted during the year ended December 31, 2023 was C$1.15 (2022 - C$1.16) per stock option. The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

		As at December 31,
	2023	2022
Risk free interest rate (%)	3.96	2.76
Expected life (years)	5.0	5.0
Expected volatility (%)	45.6	48.7
Dividend yield (%)	0.0	0.0
Restricted share units
In 2017, the Company introduced a long-term restricted share unit plan ("RSUs"). The RSUs entitle employees, directors, or officers to common shares of the Company upon vesting based on vesting terms determined by the Company's Board of Directors at the time of grant. A total of 3,200,000 RSUs are reserved for issuance under the plan and the number of shares issuable pursuant to all RSUs granted under this plan, together with any other compensation arrangement of the Company that provides for the issuance of shares, shall not exceed ten percent (10%) of the issued and outstanding shares at the grant date.
During the years ended December 31, 2023 and 2022, the change in RSUs outstanding was as follows:

Number
Balance as at December 31, 2021	1,219,500
Vested	(241,750)
Forfeited	(77,750)
Granted	520,000
Balance as at December 31, 2022	1,420,000
Vested	(365,500)
Forfeited	(104,500)
Granted	562,000
Balance as at December 31, 2023	1,512,000
The following table summarizes information about the RSUs which were outstanding at December 31, 2023:

Evaluation Date	December 31, 2022	Granted	Vested	Expired/Cancelled	December 31, 2023
December 31, 2022	430,000	-	(365,500)	(64,500)	-
December 31, 2023	470,000	-	-	(20,000)	450,000
December 31, 2024	520,000	-	-	(20,000)	500,000
December 31, 2025	-	562,000	-	-	562,000
Total	1,420,000	562,000	(365,500)	(104,500)	1,512,000
During the year ended December 31, 2023, based on the achievement of performance as evaluated by the Compensation Committee, 365,500 RSUs with an evaluation date of December 31, 2022 had vested based on preset performance criteria previously established on the grant date. Of the 365,500 RSUs vested, 70% being 255,850 RSUs were paid in shares and the balance was settled in cash. As at December 31, 2023 the RSUs with an evaluation date of December 31, 2023 have not yet been determined to have vested or expired.